Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares
Statement of Financial Position [Abstract]
Net of allowances (in Dollars) | $	$ 738		$ 286
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	200,000,000		200,000,000
Ordinary shares, shares issued	49,953,615		49,619,782
Ordinary shares, shares outstanding	49,953,615		49,619,782